Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	R$ 5,373
Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	5,351
One To Three Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	22
Three Months To One Year [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values
One To Five Years [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values
Over Five Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	5,373
Suppliers [Member] | Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	5,351
Suppliers [Member] | One To Three Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values	22
Suppliers [Member] | Three Months To One Year [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values
Suppliers [Member] | One To Five Years [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values
Suppliers [Member] | Over Five Month [Member]
IfrsStatementLineItems [Line Items]
Undiscounted settlement values